Offsets	Dec. 10, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Arrowhead Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-268665
Initial Filing Date	Dec. 05, 2022
Fee Offset Claimed	$ 27,550.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.001 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	250,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 27,550.00
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $250,000,000 registered hereunder are unsold securities (the "Unsold Securities") previously covered by the registrant's registration statement on Form S-3ASR (File No. 333-268665) which was initially filed with the Securities and Exchange Commission on December 5, 2022 and became effective on December 5, 2022 (the "Prior Registration Statement"), and are hereby included in the registrant's Registration Statement on Form S-3ASR, which was filed and became effective on December 11, 2025 (the "Registration Statement"). The registrant paid a filing fee of $27,550 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this prospectus supplement to the Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Arrowhead Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-268665
Filing Date	Dec. 05, 2022
Fee Paid with Fee Offset Source	$ 27,550.00